Wireless Fund
	Schedule of Investments
		June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
2,725	Cisco Systems, Inc.	$ 189,061	1.86%

Electronic Computers
3,225	Apple Inc.	661,673
1,500	Super Micro Computer, Inc. *	73,515
		735,188	7.22%

Optical Instruments & Lenses
520	KLA Corporation	465,785	4.57%

Radio & TV Broadcasting & Communications Equipment
955	Motorola Solutions, Inc.	401,539
2,660	QUALCOMM Incorporated	423,632
11,540	Telefonaktiebolaget LM Ericsson **	97,859
		923,030	9.07%

Radiotelephone Communications
1,550	T-Mobile US, Inc.	369,303	3.63%

Semiconductors & Related Devices
1,580	Advanced Micro Devices, Inc. *	224,202
1,965	Applied Materials, Inc.	359,733
1,840	Broadcom Inc.	507,196
13,610	NVIDIA Corporation	2,150,244
1,170	Qorvo, Inc. *	99,345
		3,340,719	32.81%

Sevices - Business Services, NEC
3,870	PayPal Holdings, Inc. *	287,618	2.82%

Services - Computer Programming, Data Processing, Etc.
5,310	Alphabet Inc. - Class A	935,781
680	AppLovin Corporation Class A *	238,054
680	Meta Platforms, Inc. - Class A	501,901
		1,675,737	16.46%

Services - Prepackaged Software
300	Adobe Inc. *	116,064
2,550	Microsoft Corporation	1,268,396
2,335	Oracle Corp.	510,501
		1,894,961	18.61%

Special Industry Machinery, NEC
2,000	Lam Research Corporation	194,680	1.91%

Total Common Stocks (Cost $3,649,327)		10,076,082	98.96%

Money Market Funds
174,185	Goldman Sachs FS Government Fund Institutional
	Class 4.22% ***	174,185	1.71%
Total for Money Market Funds (Cost - $174,185)

	Total Investments	10,250,266	100.67%
	(Cost - $3,823,512)

	Liabilities in Excess of Other Assets	(68,457)	-0.67%

	Net Assets	$ 10,181,810	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at June 30, 2025.